UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-21672

Name of Fund: S&P 500(R) Covered Call Fund Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive Officer,
      S&P 500(R) Covered Call Fund Inc., 4 World Financial Center, 5th Floor, New York, New York 10080. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (212) 449-8118

Date of fiscal year end: 12/31/2006

Date of reporting period: 07/01/06 - 09/30/06

Item 1 - Schedule of Investments

S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of September 30, 2006

                                                      Shares
Industry                                                Held  Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.4%                            20,736  Boeing Co.                                              $   1,635,034
                                                      10,524  General Dynamics Corp.                                        754,255
                                                       3,253  Goodrich Corp.                                                131,812
                                                      21,363  Honeywell International, Inc.                                 873,747
                                                       3,209  L-3 Communications Holdings, Inc.                             251,361
                                                       9,288  Lockheed Martin Corp.                                         799,325
                                                       8,987  Northrop Grumman Corp.                                        611,745
                                                      11,706  Raytheon Co.                                                  562,005
                                                       4,471  Rockwell Collins, Inc.                                        245,190
                                                      26,385  United Technologies Corp.                                   1,671,490
                                                                                                                      -------------
                                                                                                                          7,535,964
-----------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.9%                         7,993  FedEx Corp.                                                   868,679
                                                      28,200  United Parcel Service, Inc. Class B                         2,028,708
                                                                                                                      -------------
                                                                                                                          2,897,387
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%                                       20,506  Southwest Airlines Co.                                        341,630
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.1%                                 4,625  The Goodyear Tire & Rubber Co. (a)                             67,063
                                                       5,102  Johnson Controls, Inc.                                        366,017
                                                                                                                      -------------
                                                                                                                            433,080
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.4%                                    49,069  Ford Motor Co.                                                396,968
                                                      14,755  General Motors Corp.                                          490,751
                                                       6,840  Harley-Davidson, Inc.                                         429,210
                                                                                                                      -------------
                                                                                                                          1,316,929
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 2.2%                                      20,053  Anheuser-Busch Cos., Inc.                                     952,718
                                                       2,049  Brown-Forman Corp. Class B                                    157,056
                                                      53,163  The Coca-Cola Co.                                           2,375,323
                                                       7,190  Coca-Cola Enterprises, Inc.                                   149,768
                                                       5,501  Constellation Brands, Inc. Class A (a)                        158,319
                                                       1,191  Molson Coors Brewing Co. Class B                               82,060
                                                       3,544  Pepsi Bottling Group, Inc.                                    125,812
                                                      43,008  PepsiCo, Inc.                                               2,806,702
                                                                                                                      -------------
                                                                                                                          6,807,758
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.3%                                  30,536  Amgen, Inc. (a)                                             2,184,240
                                                       8,963  Biogen Idec, Inc. (a)                                         400,467
                                                       6,818  Genzyme Corp. (a)                                             460,010
                                                      11,917  Gilead Sciences, Inc. (a)                                     818,698
                                                       6,246  Medimmune, Inc. (a)                                           182,446
                                                                                                                      -------------
                                                                                                                          4,045,861
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.2%                               4,552  American Standard Cos., Inc.                                  191,047
                                                      10,385  Masco Corp.                                                   284,757
                                                                                                                      -------------
                                                                                                                            475,804
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 3.7%                                 6,359  Ameriprise Financial, Inc.                                    298,237
                                                      19,907  The Bank of New York Co., Inc.                                701,921
                                                       3,140  The Bear Stearns Cos., Inc.                                   439,914
                                                      26,977  The Charles Schwab Corp.                                      482,888
                                                      11,144  E*Trade Financial Corp. (a)                                   266,564
                                                       2,363  Federated Investors, Inc. Class B                              79,893
                                                       4,349  Franklin Resources, Inc.                                      459,907
                                                      11,261  Goldman Sachs Group, Inc.                                   1,905,023
                                                       5,391  Janus Capital Group, Inc.                                     106,311
                                                       3,421  Legg Mason, Inc.                                              345,042
                                                      14,014  Lehman Brothers Holdings, Inc.                              1,035,074
                                                      10,734  Mellon Financial Corp.                                        419,699
                                                      23,125  Merrill Lynch & Co., Inc. (b)                               1,808,838
                                                      27,964  Morgan Stanley                                              2,038,855

S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of September 30, 2006

                                                      Shares
Industry                                                Held  Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                       4,889  Northern Trust Corp.                                    $     285,664
                                                       8,638  State Street Corp.                                            539,011
                                                       6,826  T. Rowe Price Group, Inc.                                     326,624
                                                                                                                      -------------
                                                                                                                         11,539,465
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.5%                                       5,748  Air Products & Chemicals, Inc.                                381,495
                                                       1,651  Ashland, Inc.                                                 105,301
                                                      25,026  The Dow Chemical Co.                                          975,513
                                                      24,046  E.I. du Pont de Nemours & Co.                               1,030,131
                                                       2,146  Eastman Chemical Co.                                          115,927
                                                       4,661  Ecolab, Inc.                                                  199,584
                                                       2,957  Hercules, Inc. (a)                                             46,632
                                                       2,058  International Flavors & Fragrances, Inc.                       81,373
                                                      14,160  Monsanto Co.                                                  665,662
                                                       4,309  PPG Industries, Inc.                                          289,048
                                                       8,409  Praxair, Inc.                                                 497,476
                                                       3,745  Rohm & Haas Co.                                               177,326
                                                       1,731  Sigma-Aldrich Corp.                                           130,985
                                                                                                                      -------------
                                                                                                                          4,696,453
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 4.3%                                8,933  AmSouth Bancorp                                               259,414
                                                      14,010  BB&T Corp.                                                    613,358
                                                       4,232  Comerica, Inc.                                                240,885
                                                       4,865  Commerce Bancorp, Inc.                                        178,594
                                                       3,375  Compass Bancshares, Inc.                                      192,308
                                                      14,554  Fifth Third Bancorp                                           554,216
                                                       3,233  First Horizon National Corp.                                  122,886
                                                       6,196  Huntington Bancshares, Inc.                                   148,270
                                                      10,521  KeyCorp                                                       393,906
                                                       2,027  M&T Bank Corp.                                                243,159
                                                       6,634  Marshall & Ilsley Corp.                                       319,626
                                                      15,779  National City Corp.                                           577,511
                                                      12,152  North Fork Bancorp., Inc.                                     348,033
                                                       7,683  PNC Financial Services Group, Inc. (b)                        556,557
                                                      11,860  Regions Financial Corp.                                       436,329
                                                       9,517  SunTrust Banks, Inc.                                          735,474
                                                       8,453  Synovus Financial Corp.                                       248,265
                                                      46,361  U.S. Bancorp                                                1,540,112
                                                      42,650  Wachovia Corp.                                              2,379,870
                                                      87,839  Wells Fargo & Co.                                           3,178,015
                                                       2,783  Zions Bancorp.                                                222,111
                                                                                                                      -------------
                                                                                                                         13,488,899
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 0.6%                  6,616  Allied Waste Industries, Inc. (a)                              74,562
                                                       2,463  Avery Dennison Corp.                                          148,199
                                                       3,562  Cintas Corp.                                                  145,436
                                                       3,303  Equifax, Inc.                                                 121,253
                                                       3,349  Monster Worldwide, Inc. (a)                                   121,200
                                                       5,779  Pitney Bowes, Inc.                                            256,414
                                                       5,643  RR Donnelley & Sons Co.                                       185,993
                                                       4,469  Robert Half International, Inc.                               151,812
                                                      14,100  Waste Management, Inc.                                        517,188
                                                                                                                      -------------
                                                                                                                          1,722,057
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 2.9%                        3,058  ADC Telecommunications, Inc. (a)                               45,870
                                                      11,921  Avaya, Inc. (a)                                               136,376
                                                       2,203  Ciena Corp. (a)                                                60,024
                                                     159,249  Cisco Systems, Inc. (a)                                     3,662,727

S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of September 30, 2006

                                                      Shares
Industry                                                Held  Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                       5,270  Comverse Technology, Inc. (a)                           $     112,989
                                                      40,689  Corning, Inc. (a)                                             993,218
                                                      43,952  JDS Uniphase Corp. (a)                                         96,255
                                                      14,758  Juniper Networks, Inc. (a)                                    255,018
                                                     116,921  Lucent Technologies, Inc. (a)                                 273,595
                                                      63,913  Motorola, Inc.                                              1,597,825
                                                      43,092  QUALCOMM, Inc.                                              1,566,394
                                                      11,679  Tellabs, Inc. (a)                                             128,002
                                                                                                                      -------------
                                                                                                                          8,928,293
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 3.6%                        22,187  Apple Computer, Inc. (a)                                    1,709,065
                                                      59,259  Dell, Inc. (a)                                              1,353,476
                                                      59,960  EMC Corp. (a)                                                 718,321
                                                      71,450  Hewlett-Packard Co.                                         2,621,501
                                                      39,700  International Business Machines Corp.                       3,253,018
                                                       2,616  Lexmark International, Inc. Class A (a)                       150,839
                                                       4,701  NCR Corp. (a)                                                 185,595
                                                       9,712  Network Appliance, Inc. (a)                                   359,441
                                                       4,157  QLogic Corp. (a)                                               78,567
                                                       5,112  Sandisk Corp. (a)                                             273,696
                                                      91,545  Sun Microsystems, Inc. (a)                                    454,979
                                                                                                                      -------------
                                                                                                                         11,158,498
-----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.1%                      2,285  Fluor Corp.                                                   175,694
-----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.1%                          2,517  Vulcan Materials Co.                                          196,955
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.9%                               31,692  American Express Co.                                        1,777,287
                                                       7,986  Capital One Financial Corp.                                   628,179
                                                      10,696  SLM Corp.                                                     555,978
                                                                                                                      -------------
                                                                                                                          2,961,444
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.2%                          2,718  Ball Corp.                                                    109,943
                                                       2,735  Bemis Co.                                                      89,872
                                                       3,599  Pactiv Corp. (a)                                              102,284
                                                       2,118  Sealed Air Corp.                                              114,626
                                                       2,837  Temple-Inland, Inc.                                           113,764
                                                                                                                      -------------
                                                                                                                            530,489
-----------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.1%                                    4,469  Genuine Parts Co.                                             192,748
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services - 0.1%                   3,651  Apollo Group, Inc. Class A (a)                                179,775
                                                       8,392  H&R Block, Inc.                                               182,442
                                                                                                                      -------------
                                                                                                                            362,217
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 5.8%                118,065  Bank of America Corp.                                       6,324,742
                                                       5,187  CIT Group, Inc.                                               252,244
                                                         928  Chicago Mercantile Exchange Holdings, Inc.                    443,816
                                                     128,971  Citigroup, Inc.                                             6,405,990
                                                      90,558  JPMorgan Chase & Co.                                        4,252,604
                                                       6,177  Moody's Corp.                                                 403,852
                                                                                                                      -------------
                                                                                                                         18,083,248
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services - 2.9%        101,326  AT&T, Inc.                                                  3,299,175
                                                      47,368  BellSouth Corp.                                             2,024,982
                                                       3,037  CenturyTel, Inc.                                              120,478
                                                       8,369  Citizens Communications Co.                                   117,501
                                                       3,890  Embarq Corp.                                                  188,159
                                                      41,749  Qwest Communications International Inc. (a)                   364,051
                                                      75,618  Verizon Communications, Inc.                                2,807,696
                                                      12,367  Windstream Corp.                                              163,121
                                                                                                                      -------------
                                                                                                                          9,085,163
-----------------------------------------------------------------------------------------------------------------------------------

S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of September 30, 2006

                                                      Shares
Industry                                                Held  Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.5%                              4,294  Allegheny Energy, Inc. (a)                              $     172,490
                                                      10,277  American Electric Power Co., Inc.                             373,775
                                                       8,499  Edison International                                          353,898
                                                       5,435  Entergy Corp.                                                 425,180
                                                      17,465  Exelon Corp.                                                1,057,331
                                                      10,550  FPL Group, Inc.                                               474,750
                                                       8,604  FirstEnergy Corp.                                             480,619
                                                       9,939  PPL Corp.                                                     326,993
                                                       2,595  Pinnacle West Capital Corp.                                   116,905
                                                       6,609  Progress Energy, Inc.                                         299,916
                                                      19,364  The Southern Co.                                              667,283
                                                                                                                      -------------
                                                                                                                          4,749,140
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.5%                            4,422  American Power Conversion Corp.                                97,107
                                                       2,388  Cooper Industries Ltd. Class A                                203,505
                                                      10,635  Emerson Electric Co.                                          891,851
                                                       4,590  Rockwell Automation, Inc.                                     266,679
                                                                                                                      -------------
                                                                                                                          1,459,142
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments - 0.3%             10,661  Agilent Technologies, Inc. (a)                                348,508
                                                       4,818  Jabil Circuit, Inc.                                           137,650
                                                       3,685  Molex, Inc.                                                   143,604
                                                      13,900  Sanmina-SCI Corp. (a)                                          51,986
                                                      23,858  Solectron Corp. (a)                                            77,777
                                                       6,624  Symbol Technologies, Inc.                                      98,433
                                                       2,184  Tektronix, Inc.                                                63,183
                                                                                                                      -------------
                                                                                                                            921,141
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 1.8%                     7,804  BJ Services Co.                                               235,135
                                                       8,581  Baker Hughes, Inc.                                            585,224
                                                      26,899  Halliburton Co.                                               765,277
                                                       8,244  Nabors Industries Ltd. (a)                                    245,259
                                                       4,575  National Oilwell Varco, Inc. (a)                              267,866
                                                       3,577  Noble Corp.                                                   229,572
                                                       2,880  Rowan Cos., Inc.                                               91,094
                                                      30,887  Schlumberger Ltd.                                           1,915,921
                                                       5,228  Smith International, Inc.                                     202,846
                                                       8,219  Transocean, Inc. (a)                                          601,877
                                                       9,026  Weatherford International Ltd. (a)                            376,565
                                                                                                                      -------------
                                                                                                                          5,516,636
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 2.4%                       21,428  CVS Corp.                                                     688,267
                                                      12,208  Costco Wholesale Corp.                                        606,493
                                                      18,848  The Kroger Co.                                                436,143
                                                       5,521  SUPERVALU Inc.                                                163,698
                                                      16,135  SYSCO Corp.                                                   539,716
                                                      11,598  Safeway, Inc.                                                 351,999
                                                      64,166  Wal-Mart Stores, Inc.                                       3,164,667
                                                      26,295  Walgreen Co.                                                1,167,235
                                                       3,683  Whole Foods Market, Inc.                                      218,881
                                                                                                                      -------------
                                                                                                                          7,337,099
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.2%                                  17,105  Archer-Daniels-Midland Co.                                    647,937
                                                       6,016  Campbell Soup Co.                                             219,584
                                                      13,326  ConAgra Foods, Inc.                                           326,220
                                                       3,482  Dean Foods Co. (a)                                            146,314
                                                       9,204  General Mills, Inc.                                           520,946
                                                       8,647  HJ Heinz Co.                                                  362,569
                                                       4,582  The Hershey Co.                                               244,908

S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of September 30, 2006

                                                      Shares
Industry                                                Held  Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                       6,520  Kellogg Co.                                             $     322,870
                                                       3,439  McCormick & Co., Inc.                                         130,613
                                                      19,829  Sara Lee Corp.                                                318,652
                                                       6,573  Tyson Foods, Inc. Class A                                     104,379
                                                       5,719  Wm. Wrigley Jr. Co.                                           263,417
                                                                                                                      -------------
                                                                                                                          3,608,409
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.0%                                   1,162  Nicor, Inc.                                                    49,687
                                                       1,004  Peoples Energy Corp.                                           40,813
                                                                                                                      -------------
                                                                                                                             90,500
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 1.6%                1,403  Bausch & Lomb, Inc.                                            70,332
                                                      17,019  Baxter International, Inc.                                    773,684
                                                       6,383  Becton Dickinson & Co.                                        451,087
                                                       6,387  Biomet, Inc.                                                  205,598
                                                      30,729  Boston Scientific Corp. (a)                                   454,482
                                                       2,700  CR Bard, Inc.                                                 202,500
                                                       4,096  Hospira, Inc. (a)                                             156,754
                                                      29,982  Medtronic, Inc.                                             1,392,364
                                                       9,199  St. Jude Medical, Inc. (a)                                    324,633
                                                       7,742  Stryker Corp.                                                 383,926
                                                       6,332  Zimmer Holdings, Inc. (a)                                     427,410
                                                                                                                      -------------
                                                                                                                          4,842,770
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 2.8%               14,288  Aetna, Inc.                                                   565,090
                                                       5,258  AmerisourceBergen Corp.                                       237,662
                                                      10,579  Cardinal Health, Inc.                                         695,463
                                                      11,137  Caremark Rx, Inc.                                             631,134
                                                       2,893  Cigna Corp.                                                   336,514
                                                       4,145  Coventry Health Care, Inc. (a)                                213,550
                                                       3,593  Express Scripts, Inc. (a)                                     271,236
                                                      11,059  HCA, Inc.                                                     551,734
                                                       6,268  Health Management Associates, Inc. Class A                    131,001
                                                       4,306  Humana, Inc. (a)                                              284,584
                                                       3,266  Laboratory Corp. of America Holdings (a)                      214,152
                                                       1,922  Manor Care, Inc.                                              100,482
                                                       7,809  McKesson Corp.                                                411,690
                                                       7,668  Medco Health Solutions, Inc. (a)                              460,923
                                                       3,625  Patterson Cos., Inc. (a)                                      121,836
                                                       4,218  Quest Diagnostics, Inc.                                       257,973
                                                      12,295  Tenet Healthcare Corp. (a)                                    100,081
                                                      35,139  UnitedHealth Group, Inc.                                    1,728,839
                                                      16,168  WellPoint, Inc. (a)                                         1,245,744
                                                                                                                      -------------
                                                                                                                          8,559,688
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Technology - 0.0%                          5,256  IMS Health, Inc.                                              140,020
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 1.6%                  11,608  Carnival Corp.                                                545,924
                                                       3,811  Darden Restaurants, Inc.                                      161,853
                                                       4,847  Harrah's Entertainment, Inc.                                  321,986
                                                      10,064  Hilton Hotels Corp.                                           280,282
                                                       8,854  International Game Technology                                 367,441
                                                       8,963  Marriott International, Inc. Class A                          346,330
                                                      31,991  McDonald's Corp.                                            1,251,488
                                                      19,723  Starbucks Corp. (a)                                           671,568
                                                       5,682  Starwood Hotels & Resorts Worldwide, Inc.                     324,954

S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of September 30, 2006

                                                      Shares
Industry                                                Held  Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                       3,070  Wendy's International, Inc.                             $     205,690
                                                       5,227  Wyndham Worldwide Corp. (a)                                   146,199
                                                       7,058  Yum! Brands, Inc.                                             367,369
                                                                                                                      -------------
                                                                                                                          4,991,084
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.6%                              1,932  Black & Decker Corp.                                          153,304
                                                       3,092  Centex Corp.                                                  162,701
                                                       7,106  DR Horton, Inc.                                               170,189
                                                       3,935  Fortune Brands, Inc.                                          295,558
                                                       1,700  Harman International Industries, Inc.                         141,848
                                                       2,049  KB Home                                                        89,746
                                                       4,713  Leggett & Platt, Inc.                                         117,966
                                                       3,611  Lennar Corp. Class A                                          163,398
                                                       7,223  Newell Rubbermaid, Inc.                                       204,555
                                                       5,522  Pulte Homes, Inc.                                             175,931
                                                       1,514  Snap-On, Inc.                                                  67,449
                                                       2,111  The Stanley Works                                             105,233
                                                       2,041  Whirlpool Corp.                                               171,669
                                                                                                                      -------------
                                                                                                                          2,019,547
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 2.3%                              3,943  Clorox Co.                                                    248,409
                                                      13,472  Colgate-Palmolive Co.                                         836,611
                                                      11,953  Kimberly-Clark Corp.                                          781,248
                                                      82,827  The Procter & Gamble Co.                                    5,133,617
                                                                                                                      -------------
                                                                                                                          6,999,885
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.0%                                     3,093  Affiliated Computer Services, Inc. Class A (a)                160,403
                                                      14,493  Automatic Data Processing, Inc.                               686,099
                                                       4,480  Computer Sciences Corp. (a)                                   220,058
                                                       3,622  Convergys Corp. (a)                                            74,794
                                                      13,503  Electronic Data Systems Corp.                                 331,094
                                                      19,961  First Data Corp.                                              838,362
                                                       4,545  Fiserv, Inc. (a)                                              214,024
                                                       8,830  Paychex, Inc.                                                 325,386
                                                       3,438  Sabre Holdings Corp. Class A                                   80,415
                                                       8,968  Unisys Corp. (a)                                               50,759
                                                                                                                      -------------
                                                                                                                          2,981,394
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers & Energy                  17,254  The AES Corp. (a)                                             351,809
Traders - 0.5%                                         4,687  Constellation Energy Group, Inc.                              277,470
                                                       9,867  Dynegy, Inc. Class A (a)                                       54,663
                                                      12,036  TXU Corp.                                                     752,491
                                                                                                                      -------------
                                                                                                                          1,436,433
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 4.1%                       19,649  3M Co.                                                      1,462,279
                                                     269,301  General Electric Co.                                        9,506,325
                                                       3,294  Textron, Inc.                                                 288,225
                                                      52,557  Tyco International Ltd.                                     1,471,070
                                                                                                                      -------------
                                                                                                                         12,727,899
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 4.9%                                       8,483  ACE Ltd.                                                      464,275
                                                       2,763  AMBAC Financial Group, Inc.                                   228,638
                                                       8,203  AON Corp.                                                     277,836
                                                      12,947  Aflac, Inc.                                                   592,455
                                                      16,422  The Allstate Corp.                                          1,030,152
                                                      67,793  American International Group, Inc.                          4,491,964
                                                      10,717  Chubb Corp.                                                   556,855
                                                       4,519  Cincinnati Financial Corp.                                    217,183
                                                      11,869  Genworth Financial, Inc. Class A                              415,534
                                                       7,937  Hartford Financial Services Group, Inc.                       688,535

S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of September 30, 2006

                                                      Shares
Industry                                                Held  Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                       7,490  Lincoln National Corp.                                  $     464,979
                                                      11,924  Loews Corp.                                                   451,920
                                                       3,515  MBIA, Inc.                                                    215,962
                                                      14,358  Marsh & McLennan Cos., Inc.                                   404,178
                                                      19,810  MetLife, Inc.                                               1,122,831
                                                       7,025  Principal Financial Group, Inc.                               381,317
                                                      20,145  The Progressive Corp.                                         494,358
                                                      12,652  Prudential Financial, Inc.                                    964,715
                                                       3,035  Safeco Corp.                                                  178,853
                                                      18,024  The St. Paul Travelers Cos., Inc.                             845,145
                                                       2,581  Torchmark Corp.                                               162,887
                                                       8,935  UnumProvident Corp.                                           173,250
                                                       4,703  XL Capital Ltd. Class A                                       323,096
                                                                                                                      -------------
                                                                                                                         15,146,918
-----------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.1%                       8,197  Amazon.com, Inc. (a)                                          263,288
-----------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 1.3%                   30,646  eBay, Inc. (a)                                                869,121
                                                       5,558  Google, Inc. Class A (a)                                    2,233,760
                                                       6,395  VeriSign, Inc. (a)                                            129,179
                                                      32,427  Yahoo!, Inc. (a)                                              819,755
                                                                                                                      -------------
                                                                                                                          4,051,815
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 0.2%                    2,419  Brunswick Corp.                                                75,449
                                                       7,493  Eastman Kodak Co.                                             167,843
                                                       4,267  Hasbro, Inc.                                                   97,074
                                                       9,861  Mattel, Inc.                                                  194,262
                                                                                                                      -------------
                                                                                                                            534,628
-----------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools & Services - 0.3%                  4,754  Applera Corp. - Applied Biosystems Group                      157,405
                                                       3,246  Fisher Scientific International (a)                           253,967
                                                       1,390  Millipore Corp. (a)                                            85,207
                                                       3,276  PerkinElmer, Inc.                                              62,015
                                                       4,111  Thermo Electron Corp. (a)                                     161,686
                                                       2,673  Waters Corp. (a)                                              121,033
                                                                                                                      -------------
                                                                                                                            841,313
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.5%                                      17,106  Caterpillar, Inc.                                           1,125,575
                                                       1,371  Cummins, Inc.                                                 163,464
                                                       6,173  Danaher Corp.                                                 423,900
                                                       6,031  Deere & Co.                                                   506,061
                                                       5,309  Dover Corp.                                                   251,859
                                                       3,913  Eaton Corp.                                                   269,410
                                                       4,818  ITT Corp.                                                     247,019
                                                      10,963  Illinois Tool Works, Inc.                                     492,239
                                                       8,393  Ingersoll-Rand Co. Class A                                    318,766
                                                       1,609  Navistar International Corp. (a)                               41,544
                                                       6,504  PACCAR, Inc.                                                  370,858
                                                       3,256  Pall Corp.                                                    100,317
                                                       3,136  Parker Hannifin Corp.                                         243,761
                                                                                                                      -------------
                                                                                                                          4,554,773
-----------------------------------------------------------------------------------------------------------------------------------
Media - 3.4%                                          20,364  CBS Corp. Class B                                             573,654
                                                      12,947  Clear Channel Communications, Inc.                            373,521
                                                      54,594  Comcast Corp. Class A (a)                                   2,011,789
                                                       1,695  Dow Jones & Co., Inc.                                          56,850
                                                       2,174  EW Scripps Co. Class A                                        104,200
                                                       6,166  Gannett Co., Inc.                                             350,414
                                                      11,499  Interpublic Group of Cos., Inc. (a)                           113,840
                                                       9,180  The McGraw-Hill Cos., Inc.                                    532,715

S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of September 30, 2006

                                                      Shares
Industry                                                Held  Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                       1,016  Meredith Corp.                                          $      50,119
                                                       3,769  New York Times Co. Class A                                     86,612
                                                      60,956  News Corp. Class A                                          1,197,785
                                                       4,482  Omnicom Group                                                 419,515
                                                     106,093  Time Warner, Inc.                                           1,934,075
                                                       4,973  Tribune Co.                                                   162,717
                                                       6,545  Univision Communications, Inc. Class A (a)                    224,755
                                                      18,507  Viacom, Inc. Class B (a)                                      688,090
                                                      54,525  Walt Disney Co.                                             1,685,368
                                                                                                                      -------------
                                                                                                                         10,566,019
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.8%                                22,614  Alcoa, Inc.                                                   634,097
                                                       2,624  Allegheny Technologies, Inc.                                  163,187
                                                       5,125  Freeport-McMoRan Copper & Gold, Inc. Class B                  272,958
                                                      11,730  Newmont Mining Corp.                                          501,458
                                                       8,043  Nucor Corp.                                                   398,048
                                                       5,321  Phelps Dodge Corp.                                            450,689
                                                       3,211  United States Steel Corp.                                     185,210
                                                                                                                      -------------
                                                                                                                          2,605,647
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 1.4%                                 5,370  Ameren Corp.                                                  283,482
                                                       5,780  CMS Energy Corp. (a)                                           83,463
                                                       8,133  Centerpoint Energy, Inc.                                      116,465
                                                       6,429  Consolidated Edison, Inc.                                     297,020
                                                       4,637  DTE Energy Co.                                                192,482
                                                       9,205  Dominion Resources, Inc.                                      704,090
                                                      32,687  Duke Energy Corp.                                             987,147
                                                       4,566  KeySpan Corp.                                                 187,845
                                                       7,116  NiSource, Inc.                                                154,702
                                                       9,080  PG&E Corp.                                                    378,182
                                                       6,567  Public Service Enterprise Group, Inc.                         401,835
                                                       6,814  Sempra Energy                                                 342,404
                                                       5,449  TECO Energy, Inc.                                              85,277
                                                      10,590  Xcel Energy, Inc.                                             218,684
                                                                                                                      -------------
                                                                                                                          4,433,078
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 1.2%                                2,840  Big Lots, Inc. (a)                                             56,260
                                                       1,577  Dillard's, Inc. Class A                                        51,615
                                                       8,138  Dollar General Corp.                                          110,921
                                                       3,956  Family Dollar Stores, Inc.                                    115,673
                                                      14,179  Federated Department Stores                                   612,675
                                                       5,849  JC Penney Co., Inc.                                           400,013
                                                       8,541  Kohl's Corp. (a)                                              554,482
                                                       5,958  Nordstrom, Inc.                                               252,023
                                                       2,170  Sears Holdings Corp. (a)                                      343,055
                                                      22,400  Target Corp.                                                1,237,600
                                                                                                                      -------------
                                                                                                                          3,734,317
-----------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.1%                             25,518  Xerox Corp. (a)                                               397,060
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 7.7%                    11,986  Anadarko Petroleum Corp.                                      525,346
                                                       8,589  Apache Corp.                                                  542,825
                                                       9,871  Chesapeake Energy Corp.                                       286,062
                                                      57,338  Chevron Corp.                                               3,718,943
                                                      42,986  ConocoPhillips                                              2,558,957
                                                       4,783  Consol Energy, Inc.                                           151,765
                                                      11,506  Devon Energy Corp.                                            726,604
                                                       6,329  EOG Resources, Inc.                                           411,701
                                                      18,155  El Paso Corp.                                                 247,634

S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of September 30, 2006

                                                      Shares
Industry                                                Held  Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                     155,084  Exxon Mobil Corp.                                       $  10,406,136
                                                       6,293  Hess Corp.                                                    260,656
                                                       2,795  Kinder Morgan, Inc.                                           293,056
                                                       9,343  Marathon Oil Corp.                                            718,477
                                                       4,874  Murphy Oil Corp.                                              231,759
                                                      22,474  Occidental Petroleum Corp.                                  1,081,224
                                                       3,402  Sunoco, Inc.                                                  211,570
                                                      15,988  Valero Energy Corp.                                           822,902
                                                      15,542  Williams Cos., Inc.                                           370,988
                                                       9,541  XTO Energy, Inc.                                              401,962
                                                                                                                      -------------
                                                                                                                         23,968,567
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.3%                        11,859  International Paper Co.                                       410,677
                                                       2,745  Louisiana-Pacific Corp.                                        51,524
                                                       4,726  MeadWestvaco Corp.                                            125,286
                                                       6,424  Weyerhaeuser Co.                                              395,269
                                                                                                                      -------------
                                                                                                                            982,756
-----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.2%                               2,036  Alberto-Culver Co. Class B                                    103,001
                                                      11,678  Avon Products, Inc.                                           358,047
                                                       3,370  The Estee Lauder Cos., Inc. Class A                           135,912
                                                                                                                      -------------
                                                                                                                            596,960
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 6.9%                                39,855  Abbott Laboratories                                         1,935,359
                                                       3,934  Allergan, Inc.                                                443,008
                                                       2,773  Barr Pharmaceuticals, Inc. (a)                                144,030
                                                      51,300  Bristol-Myers Squibb Co.                                    1,278,396
                                                      25,655  Eli Lilly & Co.                                             1,462,335
                                                       8,295  Forest Laboratories, Inc. (a)                                 419,810
                                                      76,304  Johnson & Johnson                                           4,955,182
                                                       6,342  King Pharmaceuticals, Inc. (a)                                108,004
                                                      56,768  Merck & Co., Inc.                                           2,378,579
                                                       5,499  Mylan Laboratories                                            110,695
                                                     190,209  Pfizer, Inc.                                                5,394,327
                                                      38,643  Schering-Plough Corp.                                         853,624
                                                       2,667  Watson Pharmaceuticals, Inc. (a)                               69,795
                                                      35,104  Wyeth                                                       1,784,687
                                                                                                                      -------------
                                                                                                                         21,337,831
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs) - 1.1%           2,540  Apartment Investment & Management Co. Class A                 138,201
                                                       5,589  Archstone-Smith Trust                                         304,265
                                                       2,982  Boston Properties, Inc.                                       308,160
                                                       9,134  Equity Office Properties Trust                                363,168
                                                       7,590  Equity Residential                                            383,902
                                                       5,650  Kimco Realty Corp.                                            242,216
                                                       4,675  Plum Creek Timber Co., Inc.                                   159,137
                                                       6,394  ProLogis                                                      364,842
                                                       3,163  Public Storage, Inc.                                          271,986
                                                       5,770  Simon Property Group, Inc.                                    522,877
                                                       3,179  Vornado Realty Trust                                          346,511
                                                                                                                      -------------
                                                                                                                          3,405,265
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management & Development - 0.0%            5,568  Realogy Corp. (a)                                             126,282
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.7%                                     9,442  Burlington Northern Santa Fe Corp.                            693,420
                                                      11,570  CSX Corp.                                                     379,843
                                                      10,795  Norfolk Southern Corp.                                        475,520

S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of September 30, 2006

                                                      Shares
Industry                                                Held  Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                       1,617  Ryder System, Inc.                                      $      83,567
                                                       7,026  Union Pacific Corp.                                           618,288
                                                                                                                      -------------
                                                                                                                          2,250,638
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment - 2.8%       12,675  Advanced Micro Devices, Inc. (a)                              314,974
                                                       9,373  Altera Corp. (a)                                              172,276
                                                       9,205  Analog Devices, Inc.                                          270,535
                                                      36,232  Applied Materials, Inc.                                       642,393
                                                      12,234  Broadcom Corp. Class A (a)                                    371,180
                                                      10,583  Freescale Semiconductor, Inc. Class B (a)                     402,260
                                                     150,467  Intel Corp.                                                 3,095,106
                                                       5,193  Kla-Tencor Corp.                                              230,933
                                                      10,424  LSI Logic Corp. (a)                                            85,685
                                                       7,858  Linear Technology Corp.                                       244,541
                                                       8,366  Maxim Integrated Products, Inc.                               234,834
                                                      19,040  Micron Technology, Inc. (a)                                   331,296
                                                       7,765  National Semiconductor Corp.                                  182,710
                                                       3,215  Novellus Systems, Inc. (a)                                     88,927
                                                       9,196  Nvidia Corp. (a)                                              272,110
                                                       5,452  PMC-Sierra, Inc. (a)                                           32,385
                                                       5,139  Teradyne, Inc. (a)                                             67,629
                                                      39,980  Texas Instruments, Inc.                                     1,329,335
                                                       8,866  Xilinx, Inc.                                                  194,609
                                                                                                                      -------------
                                                                                                                          8,563,718
-----------------------------------------------------------------------------------------------------------------------------------
Software - 3.5%                                       15,109  Adobe Systems, Inc. (a)                                       565,832
                                                       6,044  Autodesk, Inc. (a)                                            210,210
                                                       5,347  BMC Software, Inc. (a)                                        145,545
                                                      11,551  CA, Inc.                                                      273,643
                                                       4,795  Citrix Systems, Inc. (a)                                      173,627
                                                       9,718  Compuware Corp. (a)                                            75,703
                                                       8,000  Electronic Arts, Inc. (a)                                     445,440
                                                       8,914  Intuit, Inc. (a)                                              286,050
                                                     225,315  Microsoft Corp.                                             6,157,859
                                                       8,844  Novell, Inc. (a)                                               54,125
                                                     105,221  Oracle Corp. (a)                                            1,866,621
                                                       2,912  Parametric Technology Corp. (a)                                50,844
                                                      25,805  Symantec Corp. (a)                                            549,130
                                                                                                                      -------------
                                                                                                                         10,854,629
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 2.0%                                4,000  AutoNation, Inc. (a)                                           83,600
                                                       1,376  AutoZone, Inc. (a)                                            142,141
                                                       7,362  Bed Bath & Beyond, Inc. (a)                                   281,670
                                                      10,606  Best Buy Co., Inc.                                            568,057
                                                       3,678  Circuit City Stores, Inc.                                      92,355
                                                      14,048  The Gap, Inc.                                                 266,210
                                                      53,844  Home Depot, Inc.                                            1,952,922
                                                       8,861  Limited Brands                                                234,728
                                                      39,858  Lowe's Cos., Inc.                                           1,118,415
                                                       7,390  Office Depot, Inc. (a)                                        293,383
                                                       1,935  OfficeMax, Inc.                                                78,832
                                                       3,540  RadioShack Corp.                                               68,322
                                                       2,940  The Sherwin-Williams Co.                                      163,993
                                                      18,952  Staples, Inc.                                                 461,102
                                                      11,726  TJX Cos., Inc.                                                328,680
                                                       3,604  Tiffany & Co.                                                 119,653
                                                                                                                      -------------
                                                                                                                          6,254,063
-----------------------------------------------------------------------------------------------------------------------------------

S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of September 30, 2006

                                                      Shares
Industry                                                Held  Common Stocks                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 0.4%                9,544  Coach, Inc. (a)                                         $     328,314
                                                       2,943  Jones Apparel Group, Inc.                                      95,471
                                                       2,691  Liz Claiborne, Inc.                                           106,321
                                                       4,997  Nike, Inc. Class B                                            437,837
                                                       2,315  VF Corp.                                                      168,879
                                                                                                                      -------------
                                                                                                                          1,136,822
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 1.7%                     15,965  Countrywide Financial Corp.                                   559,414
                                                      25,249  Fannie Mae                                                  1,411,672
                                                      18,026  Freddie Mac                                                 1,195,665
                                                       6,934  Golden West Financial Corp.                                   535,652
                                                       2,203  MGIC Investment Corp.                                         132,114
                                                       9,356  Sovereign Bancorp, Inc.                                       201,248
                                                      25,134  Washington Mutual, Inc.                                     1,092,575
                                                                                                                      -------------
                                                                                                                          5,128,340
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 1.5%                                        54,611  Altria Group, Inc.                                          4,180,472
                                                       4,472  Reynolds American, Inc.                                       277,130
                                                       4,195  UST, Inc.                                                     230,012
                                                                                                                      -------------
                                                                                                                          4,687,614
-----------------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors - 0.0%                1,964  WW Grainger, Inc.                                             131,627
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services - 0.6%            10,125  Alltel Corp.                                                  561,938
                                                      77,932  Sprint Nextel Corp.                                         1,336,534
                                                                                                                      -------------
                                                                                                                          1,898,472
-----------------------------------------------------------------------------------------------------------------------------------
                                                              Total Common Stocks
                                                              (Cost - $276,731,493) - 101.2%                            313,809,263
-----------------------------------------------------------------------------------------------------------------------------------

                                                        Face
                                                      Amount  Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
Time Deposits - 0.5%                             $ 1,590,779  State Street Bank & Trust Co., 4.25%
                                                              due 10/02/2006                                              1,590,779
-----------------------------------------------------------------------------------------------------------------------------------
                                                              Total Short-Term Securities
                                                              (Cost - $1,590,779) - 0.5%                                  1,590,779
-----------------------------------------------------------------------------------------------------------------------------------
                                                              Total Investments
                                                              (Cost - $278,322,272) - 101.7%                            315,400,042
-----------------------------------------------------------------------------------------------------------------------------------

                                                   Number of
                                                   Contracts  Call Options Written
-----------------------------------------------------------------------------------------------------------------------------------
Call Options Written                                   2,363  S&P 500 Index, expiring October 2006
                                                              at USD 1,325                                               (5,222,230)
-----------------------------------------------------------------------------------------------------------------------------------
                                                              Total Options Written
                                                              (Premiums Received - $4,000,523) - (1.7%)                  (5,222,230)
-----------------------------------------------------------------------------------------------------------------------------------
                                                              Total Investments, Net of Options Written
                                                              (Cost - $274,321,749*) - 100.0%                           310,177,812

                                                              Liabilities in Excess of Other Assets - (0.0%)                (19,523)
                                                                                                                      -------------
                                                              Net Assets - 100.0%                                     $ 310,158,289
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments, net of options written, as of September 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 306,812,756
                                                                  =============
      Gross unrealized appreciation                               $   6,611,193
      Gross unrealized depreciation                                  (3,246,137)
                                                                  -------------
      Net unrealized appreciation                                 $   3,365,056
                                                                  =============

S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of September 30, 2006

(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                         Net            Dividend
      Affiliate                                       Activity           Income
      --------------------------------------------------------------------------
      Merrill Lynch & Co., Inc.                        (1,268)          $ 18,215
      PNC Financial Services
        Group, Inc.                                       (74)          $ 12,390
      --------------------------------------------------------------------------

o Financial futures contracts purchased as of September 30, 2006 were as follows:

      --------------------------------------------------------------------------
      Number of                    Expiration          Face          Unrealized
      Contracts       Issue           Date             Value        Appreciation
      --------------------------------------------------------------------------
          29     E-MINI S&P 500   December 2006      $1,924,403        $26,572
      --------------------------------------------------------------------------

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

S&P 500(R) Covered Call Fund Inc.


By: /s/ Mitchell M. Cox
    ----------------------------
    Mitchell M. Cox
    Chief Executive Officer
    S&P 500(R) Covered Call Fund Inc.

Date: November 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mitchell M. Cox
    ----------------------------
    Mitchell M. Cox
    Chief Executive Officer
    S&P 500(R) Covered Call Fund Inc.

Date: November 17, 2006


By: /s/ Donald C. Burke
    ----------------------------
    Donald C. Burke
    Chief Financial Officer
    S&P 500(R) Covered Call Fund Inc.

Date: November 17, 2006